INVESTMENT IN FINANCE LEASE	6 Months Ended
Jun. 30, 2020
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE
4. INVESTMENT IN FINANCE LEASE

At each of June 30, 2020 and December 31, 2019, the Company had one aircraft classified as an investment in finance lease, which had an implicit interest rate of 5%. During the three months ended June 30, 2020 and 2019, the Company recognized finance lease revenue totaling $0.1 million and $0.2 million, respectively. During each of the six months ended June 30, 2020 and 2019, the Company recognized finance lease revenue totaling $0.3 million.

The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	June 30, 2020	December 31, 2019
Total minimum lease payments receivable	$8,700	$9,600
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(1,901)	(2,188)
Net Investment in Finance Lease	$11,026	$11,639

Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of June 30, 2020.

(Dollars in thousands)
July 1 through December 31, 2020	$900
Year ending December 31,
2021	1,800
2022	1,800
2023	1,800
2024	1,800
2025	600
Future minimum rental payments under finance lease	$8,700

Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of December 31, 2019.

Year ending December 31,	(Dollars in thousands)
2020	$1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Thereafter	600
Future minimum rental payments under finance lease	$9,600